Submission	Sep. 02, 2026
Submission [Line Items]
Central Index Key	0001195739
Registrant Name	Nuveen New York AMT-Free Quality Municipal Income Fund
Registration File Number	333-298713
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES